Income Tax	12 Months Ended
Dec. 31, 2017
Major Components Of Tax Expense Income [Abstract]
Income Tax

8.	INCOME TAX

Under current Bermuda law, the Company is not subject to tax on income or capital gains, nor is withholding tax of Bermuda imposed upon payments of dividends by the Company to its shareholders.

The Company’s investments in the Operating Subsidiaries are held through subsidiaries incorporated in the British Virgin Islands (“BVI”). Under current BVI law, dividends from the BVI subsidiaries’ investments are not subject to income taxes and no withholding tax is imposed on payments of dividends by the BVI subsidiaries to the Company.

The Operating Subsidiaries and equity investees are governed by the income tax laws of Singapore, Thailand, Australia and the PRC.  The corporate income tax rate in Singapore was 17% for each of the three years ended December 31, 2017, and there is no withholding tax on dividends applicable to the Company.  For Thailand, the statutory corporate income tax rate was 20% for each of the three years ended December 31, 2017 and a withholding tax of 10% is levied on dividends received by the Company. Charoong Thai is listed on Stock Exchange of Thailand (“SET”). In Australia, the corporate income tax rate was 30% for 2014/2015, 2015/2016 and 2016/2017 tax years. The applicable corporate income tax rate for the subsidiaries in the PRC was 25% for each of the three years ended December 31, 2017.

Dividends received from the Operating Subsidiaries and equity investees may be subjected to withholding taxes. Under the current Singapore corporate tax system, dividends paid by a Singapore resident company is tax exempt, and is not subject to withholding taxes. In Australia, dividends paid to non-residents are exempt from dividend withholding taxes except when dividends are paid out of profit that is not taxed by Australian income tax (i.e. unfranked dividends). For Thailand, dividends paid by a company to any individual or corporate payee overseas are subject to a withholding tax of 10%. Under the Corporate Income Tax Law of the PRC, dividend distribution of profits to foreign investor(s) is subject to withholding tax of 10%.

8.	INCOME TAX (continued)

The major components of income tax expenses for the years ended December 31, 2017, 2016 and 2015 are:

	2017	2016	2015
	US$’000	US$’000	US$’000
Consolidated income statements
Current income tax:
Current income tax charge	4,785	(681)	607
Previously unrecognized tax loss used to reduce current income tax	(1,066)	(21)	—
Adjustments for current income tax of prior years	348	77	(6)
Total current income tax	4,067	(625)	601
Deferred tax expenses/(benefits):
Relating to origination and reversal of temporary differences	1,210	1,135	(631)
Relating to change in tax rate	—	—	496
Previously unrecognized tax loss used to reduce deferred tax expenses	(137)	—	—
Total deferred tax expenses/(benefits)	1,073	1,135	(135)
Income tax expense reported in the income statement	5,140	510	466

Consolidated statements of comprehensive income
Deferred tax related to items recognized in other comprehensive income during the year:
Unrealized gain/(loss) on available-for-sale financial assets
Recognized during the year	(16)	(20)	72
Effect of change in tax rate	—	—	(171)
Net loss on actuarial gains and losses
Recognized during the year	(154)	—	(31)
Effect of change in tax rate	—	—	83
Income tax benefits charged to other comprehensive (loss) income	(170)	(20)	(47)

8.	INCOME TAX (continued)

The parent company’s tax is filed in Bermuda, which does not have a statutory tax rate. The provision for income taxes differs based on the tax incurred by the Operating Subsidiaries, in their respective jurisdiction. The Company determines its statutory tax rate based on its major commercial domicile that is its subsidiaries in Thailand. The reconciliation of the statutory tax rate and the Company’s effective tax rate is as follows:

	2017	2016	2015
	US$’000	US$’000	US$’000
Profit before tax	18,668	6,535	(8,645)
Tax at statutory rate of 20% (2016: 20%; 2015: 20%)	3,734	1,307	(1,730)
Foreign income taxed at different rate	1,151	599	632
Expenses not deductible for tax purpose	600	225	393
Utilization of previously unrecognized tax losses	(1,066)	(21)	—
Tax benefit arising from previously unrecognized tax losses	(137)	—	—
Net deferred tax asset not recognized	78	1,305	1,152
Written-off deferred tax	10	(678)	—
Tax exempt on income	(245)	(21)	(45)
Uncertain tax position	(270)	(3,010)	(528)
Return to provision adjustment	348	77	(83)
Deferred tax liability arising from undistributed earnings	602	681	(72)
Effect of changes in temporary differences to be realized in different periods with different enacted tax rates	—	—	496
Withholding tax on dividends	349	118	206
Others	(14)	(72)	45
Income tax expense reported in income statement	5,140	510	466

At the effective income tax rate of 27.53% (2016: 7.8%; 2015: -5.39%)

8.	INCOME TAX (continued)

Deferred tax

Deferred tax relates to the following:

	Consolidated balance sheet		Consolidated income statement
	As of December 31,		For the year ended Decembers 31,
	2017	2016	2017	2016	2015
	US$’000	US$’000	US$’000	US$’000	US$’000
Outside basis differences	(3,036)	(2,434)	602	(269)	(72)
Revaluations of available-for-sale investment to fair value	(429)	(445)	—	—	—
Accrued interest income	(141)	(118)	11	39	2
Unutilized building allowance (net)	(235)	(207)	11	119	151
Unused tax losses	197	619	455	133	(710)
Allowance for doubtful accounts	200	159	(25)	(36)	(29)
Inventory impairment	422	235	(161)	714	(249)
Allowance for impairment in investments	—	—	0	382	—
Rebates and other accrued liabilities	427	390	(6)	171	60
Unpaid retirement benefits	1,291	1,117	(62)	(47)	485
Deferred revenue and cost of sales	2	374	393	(62)	70
Actuarial loss	368	213	—	—	—
Unabsorbed depreciation	699	625	(45)	34	140
Others	103	(2)	(100)	(43)	17
Deferred tax expenses / (benefits)			1,073	1,135	(135)
Net deferred tax assets	(132)	526

Reflected in the balance sheet as follows:

Deferred tax assets	3,022	3,114
Deferred tax liabilities	(3,154)	(2,588)
Deferred tax assets, net	(132)	526

Reconciliation of deferred tax assets, net

	2017	2016	2015
	US$’000	US$’000	US$’000
Opening balance as of January 1	526	1,601	1,831
Tax benefit/(expenses) during the period recognized in profit or loss	(1,073)	(1,135)	135
Tax benefit/(expenses) during the period recognized in other comprehensive income	170	20	47
Exchange difference on translation foreign operations	245	40	(412)
Closing balance as of December 31	(132)	526	1,601

The Company offset tax assets and liabilities if and only if it has legally enforceable right to set off current tax assets and current tax liabilities and the deferred tax assets and deferred tax liabilities related to income taxes levied by the same tax authority.

8.	INCOME TAX (continued)

The Company has available unused net operating losses which arose in Thailand and China as of December 31, 2017, and arose in Thailand, Australia and China as of December 31, 2016, that may be applied against future taxable income and that expire as follows respectively:

	As of December 31,
Year of expiration	2017	2016
	US$’000	US$’000
2017	—	1,411
2018	891	2,444
2019	802	1,866
2020	4,601	7,555
2021	5,220	4,805
2022	1,399	—
No expiration	843	144
	13,756	18,225

Deferred tax assets have not been recognized in respect of these losses as they may not be used to offset taxable profits elsewhere in the Company, as they have arisen in subsidiaries that have been loss-making for some time, and there are no other tax planning opportunities or other evidence of recoverability in the near future. The Company did not recognize deferred tax assets of $2,803 (2016: $3,525; 2015: $2,742) in respect of tax losses amounting to $12,769 (2016: $15,324; 2015: $11,572).

In addition, the Company did not recognize deferred assets of $1,144 (2016: $1,321; 2015: $731) in relation to deductible temporary differences amounting to $4,930 (2016: $5,682; 2015: $2,927).

There are no income tax consequences attached to the payment of dividends in either 2017 or 2016 by the Company to its shareholders.

As of December 31, 2017 and 2016, the Company is subject to taxation in PRC, Australia, Thailand, and Singapore.  The Company’s tax years from 2011 and forward are still subject to examination by the tax authorities in various tax jurisdictions.

A reconciliation of the beginning and ending amounts of uncertain tax position is as follows:

Change in Uncertain Tax Positions
	2017	2016	2015
	US$’000	US$’000	US$’000
Balance as of January 1	828	1,856	2,144
Additions based on tax positions related to the current year	—	—	—
Decrease due to lapses in statute of limitations	(175)	(923)	(176)
Exchange difference	53	(105)	(112)
Balance as of December 31	706	828	1,856

The Company is not expecting there would be any reasonably possible change in the total amounts of uncertain tax position within twelve months of the reporting date. As of December 31, 2017, 2016, and 2015 the amount of uncertain tax position (excluding interest and penalties) included in the consolidated balance sheets that would, if recognized, affect the effective tax rate is $706, $828 and $1,856, respectively.

8.	INCOME TAX (continued)

The Company recognized interest expense and penalties related to income tax matters as a component of income tax expense. The amount of related interest and penalties the Company has provided as of the dates listed below were:

	As of December 31,
	2017	2016	2015
	US$’000	US$’000	US$’000
Accrued interest on uncertain tax position	800	897	2,355
Accrued penalties on uncertain tax position	486	535	1,060
Total accrued interest and penalties on uncertain tax position	1,286	1,432	3,415

For the years ended December 31, 2017, 2016 and 2015, the Company recognized $114, $135 and $321 in interest and $nil, $nil and $nil in penalty, respectively. For the years ended December 31, 2017, 2016 and 2015, the Company reversed $276, $1,453 and $276 in interest and $87, $462 and $88 in penalties, respectively, due to lapses in statute of limitations. For the years ended December 31, 2017, 2016 and 2015, the exchange difference $65, $(140) and $ (132) relating to interests, $38, $(63) and $(65) relating to penalty were included in income tax expenses.

The Company considers each uncertain tax positions individually, by first consider whether each position taken in the tax return is probable of being sustained on examination by the taxing authority. It should recognize a liability for each item that is not probable of being sustained. The liability then is measured using a single best estimate of the most likely outcome. The uncertain tax positions presented in the current tax liability is the total liability for uncertain tax positions.